Corporate information - Additional Information (Detail) - $ / shares	Jul. 27, 2026	May 29, 2026
Bottom of range [member] | Potential ordinary share transactions [member]
Disclosure of detailed information about business combination [line items]
Final Non-binding offer for cash consideration price per share	$ 6.75
Top of range [member] | Potential ordinary share transactions [member]
Disclosure of detailed information about business combination [line items]
Final Non-binding offer for cash consideration price per share	$ 7.02
Consortium | Events after reporting period [member]
Disclosure of detailed information about business combination [line items]
Non-binding proposal cash consideration price per share		$ 6.75